Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Infrastructure costs
Property and equipment	£ 1,409	£ 1,360		£ 1,366
Depreciation and amortisation	1,487	1,252		1,161
Lease payments	41	329		342
Impairment of property, equipment and intangible assets	33	9		80
Total Infrastructure costs	2,970	2,950	[1]	2,949	[1]
Administration and general costs
Consultancy, legal and professional fees	590	729		1,064
Marketing and advertising	425	495		433
UK Bank levy	226	269		365
Other administration and general expenses	1,059	964		878
Total administration and general expenses	2,300	2,457	[1]	2,740	[1]
Staff costs	8,315	8,629	[1]	8,560	[1]
Litigation and conduct	1,849	2,207	[1]	1,207	[1]
Operating expenses	£ 15,434	£ 16,243	[1]	£ 15,456	[1]

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1